Intangible Assets - Additional Information (Details) RM in Millions		12 Months Ended
	Sep. 30, 2019 GBP (£)	Dec. 31, 2020 GBP (£) CashGeneratingUnit	Dec. 31, 2019 GBP (£) CashGeneratingUnit	Dec. 31, 2018 GBP (£)	Oct. 20, 2020 GBP (£)	Dec. 31, 1999 GBP (£)	Dec. 31, 1999 MYR (RM)
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 43,319,000,000	£ 44,316,000,000
Goodwill impairment charge		209,000,000	194,000,000
Future contractual commitments		£ 6,000,000	£ 4,000,000
Long-term growth rates		1.00%	2.00%
Number of cash-generating units assessed for impairment | CashGeneratingUnit		19	21
Description of period for projected cash flows		The value-in-use calculations use cash flows based on detailed financial budgets prepared by management covering a one-year period extrapolated over a 10-year horizon with growth of 3% (2019: 4%) in years 2 to 10, including 1% inflation (2019: 2% inflation), after which a total growth rate of 1% (2019: 2%) has been assumed as the long-term volume decline is more than offset by pricing to drive revenue growth.
Percentage of growth of operating units in financial budget in year 2 to 10 per annum		3.00%	4.00%
Value-in-use calculation on detailed financial budgets, period		1 year
Value-in-use calculation on detailed financial budgets extrapolated period		10 years
Percentage of inflation rate in financial budget		1.00%	2.00%
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Period of value in use calculation on basis of cash flow forecast		5 years
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 2,300,000,000	£ 2,300,000,000
Goodwill impairment charge		£ 0
Pre-tax discount rates		19.10%	19.10%
Long-term growth rates		(2.30%)
Period of value in use calculation on basis of cash flow forecast		5 years
Excess of value-in-use earnings over carrying values, goodwill amount, if certain sensitivity scenario is met		£ 0
Period of change in revenue assumption based on combustibles revenue		5 years
Percentage of decrease in revenue in each year		20.50%
South Africa
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates		(1.00%)
Period of sales ban		5 months
Projected cash flows, previous growth rate		1.00%
Percentage of decrease in forecast cash flows to reduce headroom to nil		20.00%
Percentage of increase in pre-tax discount to reduce headroom to nil		4.00%
Global Travel Retail
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates		0.00%
Projected cash flows, previous growth rate		1.00%
Percentage of decrease in forecast cash flows to reduce headroom to nil		44.00%
Percentage of increase in pre-tax discount to reduce headroom to nil		5.10%
Impairment loss		£ 0
Peru
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates		0.00%
Projected cash flows, previous growth rate		1.00%
UK Exports
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 555,000,000
Global Travel Retail
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 235,000,000
APME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		6
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		1
United States
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		1	2
APME
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		6	5
AMSSA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		7	7
ENA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		5	7
Bottom of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates		8.29%
Top of Range
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rates		9.01%
Top of Range | South Africa, GTR, Peru and Malaysia
Disclosure Of Intangible Assets [Line Items]
Forecast assumptions amended period		5 years
Minimum | ENA
Disclosure Of Intangible Assets [Line Items]
Number of cash-generating units assessed for impairment | CashGeneratingUnit		5
Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value		£ 142,000,000	£ 148,000,000
Brands in South Africa and Belize
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles		18,000,000
Kodiak Brand
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles			63,000,000
Computer Software and Assets in the Course of Development | Cost | Internally Developed
Disclosure Of Intangible Assets [Line Items]
Internally developed assets, carrying value		513,000,000	516,000,000
Reynolds Goodwill | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill		32,719,000,000	33,761,000,000
Goodwill impairment charge		£ 0	£ 0	£ 0
Pre-tax discount rates		7.60%	7.30%
Long-term growth rates		1.00%	2.00%
Excess of value-in-use earnings over carrying values, goodwill amount, if certain sensitivity scenario is met		£ 0
Period of change in revenue assumption based on combustibles revenue		5 years
Percentage of decrease in revenue in each year		5.60%	13.40%
Newport
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge		£ 0	£ 0	£ 0
Pre-tax discount rates		8.30%	8.60%
Long-term growth rates		1.00%
Percentage of decrease in revenue in each year		16.20%
Period of change in revenue assumption based on combustibles revenue		5 years
Newport | Cost | Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill		£ 29,248,000,000	£ 30,179,000,000
Excess of value-in-use earning over carrying value of intangible assets reduced amount		0
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill		2,304,000,000
Reynolds American Inc.
Disclosure Of Intangible Assets [Line Items]
Goodwill		32,719,000,000	33,761,000,000
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets		2,260,000,000	2,590,000,000
Reynolds American Inc. | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets		68,839,000,000	71,032,000,000
Rothmans Group
Disclosure Of Intangible Assets [Line Items]
Goodwill		4,591,000,000	4,704,000,000			£ 429,000,000	RM 2,357
Goodwill impairment charge		197,000,000
Rothmans Group | Cost
Disclosure Of Intangible Assets [Line Items]
Goodwill		232,000,000
Imperial Tobacco Canada
Disclosure Of Intangible Assets [Line Items]
Goodwill		2,304,000,000	2,335,000,000
ETI
Disclosure Of Intangible Assets [Line Items]
Goodwill		1,474,000,000	1,396,000,000
Skandinavisk Tobakskompagni
Disclosure Of Intangible Assets [Line Items]
Goodwill		1,111,000,000	1,048,000,000
Dryft Sciences, LLC | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Intangible assets					£ 103,000,000
Chic, Must Have Limited and Quantus/Highendsmoke | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles			29,000,000
Twisp Proprietary Limited
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge	£ 12,000,000	11,000,000
Blue Nile Cigarette Company Limited
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge		1,000,000
P T Bentoel Internasional Investama Tbk
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge			172,000,000
Other assets impairment charges		0
P T Bentoel Internasional Investama Tbk | Machinery
Disclosure Of Intangible Assets [Line Items]
Impairment recognized in respect of machinery		£ 69,000,000
VapeWild
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge			12,000,000
VapeWild | Trademarks and Similar Intangibles
Disclosure Of Intangible Assets [Line Items]
Impairment charges of intangibles			37,000,000
Quantus/Highendsmoke
Disclosure Of Intangible Assets [Line Items]
Goodwill impairment charge			£ 10,000,000